Convertible Debt (Detail) - $ / shares	Sep. 30, 2016	Jun. 01, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Preferred stock convertible into common stock		9,614,159
Preferred stock, shares authorized	10,000,000		0
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0
Series A, A-1, B and C Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized			20,913,331
Convertible preferred stock, par value			$ 0.001
Convertible Preferred Stock | IPO
Class Of Stock [Line Items]
Convertible preferred stock, shares issued		20,839,633
Convertible preferred stock, shares outstanding		20,839,633